Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2015
Registrant Name	dei_EntityRegistrantName	Vanguard Fixed Income Securities Funds
Central Index Key	dei_EntityCentralIndexKey	0000106444
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 27, 2015
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.19%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.21%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	22
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	68
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	118
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	268
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 27, 1980
2005	rr_AnnualReturn2005	3.33%
2006	rr_AnnualReturn2006	4.33%
2007	rr_AnnualReturn2007	7.01%
2008	rr_AnnualReturn2008	7.22%
2009	rr_AnnualReturn2009	5.29%
2010	rr_AnnualReturn2010	6.95%
2011	rr_AnnualReturn2011	7.69%
2012	rr_AnnualReturn2012	2.35%
2013	rr_AnnualReturn2013	(2.22%)
2014	rr_AnnualReturn2014	6.65%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	1.00%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.97%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.79%)
One Year	rr_AverageAnnualReturnYear01	6.65%
Five Years	rr_AverageAnnualReturnYear05	4.21%
Ten Years	rr_AverageAnnualReturnYear10	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 1980
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.11%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	11
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	35
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	62
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	141
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 12, 2001
2005	rr_AnnualReturn2005	3.42%
2006	rr_AnnualReturn2006	4.43%
2007	rr_AnnualReturn2007	7.11%
2008	rr_AnnualReturn2008	7.33%
2009	rr_AnnualReturn2009	5.40%
2010	rr_AnnualReturn2010	7.08%
2011	rr_AnnualReturn2011	7.80%
2012	rr_AnnualReturn2012	2.45%
2013	rr_AnnualReturn2013	(2.13%)
2014	rr_AnnualReturn2014	6.76%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	1.03%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.00%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.77%)
One Year	rr_AverageAnnualReturnYear01	6.76%
Five Years	rr_AverageAnnualReturnYear05	4.32%
Ten Years	rr_AverageAnnualReturnYear10	4.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2001
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.21%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 27, 1978
2005	rr_AnnualReturn2005	2.77%
2006	rr_AnnualReturn2006	8.24%
2007	rr_AnnualReturn2007	2.04%
2008	rr_AnnualReturn2008	(21.29%)
2009	rr_AnnualReturn2009	39.09%
2010	rr_AnnualReturn2010	12.40%
2011	rr_AnnualReturn2011	7.13%
2012	rr_AnnualReturn2012	14.36%
2013	rr_AnnualReturn2013	4.54%
2014	rr_AnnualReturn2014	4.58%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	2.01%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.43%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.94%)
One Year	rr_AverageAnnualReturnYear01	4.58%
Five Years	rr_AverageAnnualReturnYear05	8.53%
Ten Years	rr_AverageAnnualReturnYear10	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 1978
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.13%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	13
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	42
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	73
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	166
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	2.91%
2006	rr_AnnualReturn2006	8.38%
2007	rr_AnnualReturn2007	2.17%
2008	rr_AnnualReturn2008	(21.19%)
2009	rr_AnnualReturn2009	39.27%
2010	rr_AnnualReturn2010	12.53%
2011	rr_AnnualReturn2011	7.24%
2012	rr_AnnualReturn2012	14.47%
2013	rr_AnnualReturn2013	4.64%
2014	rr_AnnualReturn2014	4.69%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	2.03%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(13.92%)
One Year	rr_AverageAnnualReturnYear01	4.69%
Five Years	rr_AverageAnnualReturnYear05	8.64%
Ten Years	rr_AverageAnnualReturnYear10	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 01, 1993
2005	rr_AnnualReturn2005	1.97%
2006	rr_AnnualReturn2006	4.43%
2007	rr_AnnualReturn2007	6.14%
2008	rr_AnnualReturn2008	(6.16%)
2009	rr_AnnualReturn2009	17.73%
2010	rr_AnnualReturn2010	10.47%
2011	rr_AnnualReturn2011	7.52%
2012	rr_AnnualReturn2012	9.14%
2013	rr_AnnualReturn2013	(1.37%)
2014	rr_AnnualReturn2014	5.81%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	2.26%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.16%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.06%)
One Year	rr_AverageAnnualReturnYear01	5.81%
Five Years	rr_AverageAnnualReturnYear05	6.23%
Ten Years	rr_AverageAnnualReturnYear10	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1993
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 12, 2001
2005	rr_AnnualReturn2005	2.07%
2006	rr_AnnualReturn2006	4.55%
2007	rr_AnnualReturn2007	6.26%
2008	rr_AnnualReturn2008	(6.06%)
2009	rr_AnnualReturn2009	17.88%
2010	rr_AnnualReturn2010	10.60%
2011	rr_AnnualReturn2011	7.63%
2012	rr_AnnualReturn2012	9.25%
2013	rr_AnnualReturn2013	(1.27%)
2014	rr_AnnualReturn2014	5.91%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	2.28%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.19%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.04%)
One Year	rr_AverageAnnualReturnYear01	5.91%
Five Years	rr_AverageAnnualReturnYear05	6.34%
Ten Years	rr_AverageAnnualReturnYear10	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2001
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 28, 1991
2005	rr_AnnualReturn2005	2.32%
2006	rr_AnnualReturn2006	3.14%
2007	rr_AnnualReturn2007	9.98%
2008	rr_AnnualReturn2008	13.32%
2009	rr_AnnualReturn2009	(1.69%)
2010	rr_AnnualReturn2010	7.35%
2011	rr_AnnualReturn2011	9.80%
2012	rr_AnnualReturn2012	2.67%
2013	rr_AnnualReturn2013	(3.09%)
2014	rr_AnnualReturn2014	4.32%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	1.84%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.97%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.20%)
One Year	rr_AverageAnnualReturnYear01	4.32%
Five Years	rr_AverageAnnualReturnYear05	4.12%
Ten Years	rr_AverageAnnualReturnYear10	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 1991
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 12, 2001
2005	rr_AnnualReturn2005	2.47%
2006	rr_AnnualReturn2006	3.30%
2007	rr_AnnualReturn2007	10.15%
2008	rr_AnnualReturn2008	13.49%
2009	rr_AnnualReturn2009	(1.56%)
2010	rr_AnnualReturn2010	7.48%
2011	rr_AnnualReturn2011	9.91%
2012	rr_AnnualReturn2012	2.78%
2013	rr_AnnualReturn2013	(2.99%)
2014	rr_AnnualReturn2014	4.42%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	1.86%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.00%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.17%)
One Year	rr_AverageAnnualReturnYear01	4.42%
Five Years	rr_AverageAnnualReturnYear05	4.23%
Ten Years	rr_AverageAnnualReturnYear10	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2001
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.22%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	23
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	71
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	124
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	280
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 09, 1973
2005	rr_AnnualReturn2005	5.13%
2006	rr_AnnualReturn2006	2.86%
2007	rr_AnnualReturn2007	3.75%
2008	rr_AnnualReturn2008	2.29%
2009	rr_AnnualReturn2009	8.75%
2010	rr_AnnualReturn2010	10.71%
2011	rr_AnnualReturn2011	17.18%
2012	rr_AnnualReturn2012	11.66%
2013	rr_AnnualReturn2013	(5.87%)
2014	rr_AnnualReturn2014	18.17%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	3.07%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.33%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(8.28%)
One Year	rr_AverageAnnualReturnYear01	18.17%
Five Years	rr_AverageAnnualReturnYear05	10.01%
Ten Years	rr_AverageAnnualReturnYear10	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 1973
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 12, 2001
2005	rr_AnnualReturn2005	5.27%
2006	rr_AnnualReturn2006	2.99%
2007	rr_AnnualReturn2007	3.86%
2008	rr_AnnualReturn2008	2.40%
2009	rr_AnnualReturn2009	8.89%
2010	rr_AnnualReturn2010	10.85%
2011	rr_AnnualReturn2011	17.30%
2012	rr_AnnualReturn2012	11.77%
2013	rr_AnnualReturn2013	(5.77%)
2014	rr_AnnualReturn2014	18.29%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	3.09%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.37%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(8.25%)
One Year	rr_AverageAnnualReturnYear01	18.29%
Five Years	rr_AverageAnnualReturnYear05	10.13%
Ten Years	rr_AverageAnnualReturnYear10	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2001
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.18%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 19, 1986
2005	rr_AnnualReturn2005	6.61%
2006	rr_AnnualReturn2006	1.74%
2007	rr_AnnualReturn2007	9.24%
2008	rr_AnnualReturn2008	22.52%
2009	rr_AnnualReturn2009	(12.05%)
2010	rr_AnnualReturn2010	8.93%
2011	rr_AnnualReturn2011	29.28%
2012	rr_AnnualReturn2012	3.47%
2013	rr_AnnualReturn2013	(13.03%)
2014	rr_AnnualReturn2014	25.28%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	3.96%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.73%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(8.24%)
One Year	rr_AverageAnnualReturnYear01	25.28%
Five Years	rr_AverageAnnualReturnYear05	9.68%
Ten Years	rr_AverageAnnualReturnYear10	7.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 1986
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 12, 2001
2005	rr_AnnualReturn2005	6.77%
2006	rr_AnnualReturn2006	1.91%
2007	rr_AnnualReturn2007	9.42%
2008	rr_AnnualReturn2008	22.69%
2009	rr_AnnualReturn2009	(11.93%)
2010	rr_AnnualReturn2010	9.06%
2011	rr_AnnualReturn2011	29.41%
2012	rr_AnnualReturn2012	3.57%
2013	rr_AnnualReturn2013	(12.94%)
2014	rr_AnnualReturn2014	25.40%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	3.98%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.76%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(8.21%)
One Year	rr_AverageAnnualReturnYear01	25.40%
Five Years	rr_AverageAnnualReturnYear05	9.80%
Ten Years	rr_AverageAnnualReturnYear10	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2001
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 31, 1987
2005	rr_AnnualReturn2005	1.80%
2006	rr_AnnualReturn2006	4.32%
2007	rr_AnnualReturn2007	7.43%
2008	rr_AnnualReturn2008	7.04%
2009	rr_AnnualReturn2009	2.79%
2010	rr_AnnualReturn2010	3.24%
2011	rr_AnnualReturn2011	2.76%
2012	rr_AnnualReturn2012	1.44%
2013	rr_AnnualReturn2013	(0.35%)
2014	rr_AnnualReturn2014	1.17%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	0.62%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(0.90%)
One Year	rr_AverageAnnualReturnYear01	1.17%
Five Years	rr_AverageAnnualReturnYear05	1.64%
Ten Years	rr_AverageAnnualReturnYear10	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1987
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 12, 2001
2005	rr_AnnualReturn2005	1.89%
2006	rr_AnnualReturn2006	4.42%
2007	rr_AnnualReturn2007	7.53%
2008	rr_AnnualReturn2008	7.15%
2009	rr_AnnualReturn2009	2.89%
2010	rr_AnnualReturn2010	3.36%
2011	rr_AnnualReturn2011	2.86%
2012	rr_AnnualReturn2012	1.54%
2013	rr_AnnualReturn2013	(0.25%)
2014	rr_AnnualReturn2014	1.27%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	0.65%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.91%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(0.87%)
One Year	rr_AverageAnnualReturnYear01	1.27%
Five Years	rr_AverageAnnualReturnYear05	1.75%
Ten Years	rr_AverageAnnualReturnYear10	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.18%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 29, 1982
2005	rr_AnnualReturn2005	2.20%
2006	rr_AnnualReturn2006	4.99%
2007	rr_AnnualReturn2007	5.86%
2008	rr_AnnualReturn2008	(4.74%)
2009	rr_AnnualReturn2009	14.03%
2010	rr_AnnualReturn2010	5.21%
2011	rr_AnnualReturn2011	1.93%
2012	rr_AnnualReturn2012	4.52%
2013	rr_AnnualReturn2013	0.97%
2014	rr_AnnualReturn2014	1.76%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	1.01%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.02%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.42%)
One Year	rr_AverageAnnualReturnYear01	1.76%
Five Years	rr_AverageAnnualReturnYear05	2.87%
Ten Years	rr_AverageAnnualReturnYear10	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 29, 1982
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 12, 2001
2005	rr_AnnualReturn2005	2.30%
2006	rr_AnnualReturn2006	5.11%
2007	rr_AnnualReturn2007	5.98%
2008	rr_AnnualReturn2008	(4.65%)
2009	rr_AnnualReturn2009	14.17%
2010	rr_AnnualReturn2010	5.33%
2011	rr_AnnualReturn2011	2.02%
2012	rr_AnnualReturn2012	4.63%
2013	rr_AnnualReturn2013	1.07%
2014	rr_AnnualReturn2014	1.86%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	1.03%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.05%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.39%)
One Year	rr_AverageAnnualReturnYear01	1.86%
Five Years	rr_AverageAnnualReturnYear05	2.97%
Ten Years	rr_AverageAnnualReturnYear10	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2001
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	40
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	90
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 30, 1997
2005	rr_AnnualReturn2005	2.34%
2006	rr_AnnualReturn2006	5.14%
2007	rr_AnnualReturn2007	6.01%
2008	rr_AnnualReturn2008	(4.61%)
2009	rr_AnnualReturn2009	14.21%
2010	rr_AnnualReturn2010	5.37%
2011	rr_AnnualReturn2011	2.06%
2012	rr_AnnualReturn2012	4.66%
2013	rr_AnnualReturn2013	1.10%
2014	rr_AnnualReturn2014	1.90%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	1.04%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.06%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.39%)
One Year	rr_AverageAnnualReturnYear01	1.90%
Five Years	rr_AverageAnnualReturnYear05	3.00%
Ten Years	rr_AverageAnnualReturnYear10	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1997
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct. 28, 1991
2005	rr_AnnualReturn2005	1.77%
2006	rr_AnnualReturn2006	3.77%
2007	rr_AnnualReturn2007	7.89%
2008	rr_AnnualReturn2008	6.68%
2009	rr_AnnualReturn2009	1.44%
2010	rr_AnnualReturn2010	2.64%
2011	rr_AnnualReturn2011	2.26%
2012	rr_AnnualReturn2012	0.69%
2013	rr_AnnualReturn2013	(0.10%)
2014	rr_AnnualReturn2014	0.71%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	0.52%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.38%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.14%)
One Year	rr_AverageAnnualReturnYear01	0.71%
Five Years	rr_AverageAnnualReturnYear05	1.24%
Ten Years	rr_AverageAnnualReturnYear10	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 1991
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 13, 2001
2005	rr_AnnualReturn2005	1.92%
2006	rr_AnnualReturn2006	3.93%
2007	rr_AnnualReturn2007	8.02%
2008	rr_AnnualReturn2008	6.79%
2009	rr_AnnualReturn2009	1.54%
2010	rr_AnnualReturn2010	2.76%
2011	rr_AnnualReturn2011	2.36%
2012	rr_AnnualReturn2012	0.79%
2013	rr_AnnualReturn2013	0.00%
2014	rr_AnnualReturn2014	0.82%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	0.55%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.41%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.12%)
One Year	rr_AverageAnnualReturnYear01	0.82%
Five Years	rr_AverageAnnualReturnYear05	1.34%
Ten Years	rr_AverageAnnualReturnYear10	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2001
Barclays U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.07%
Five Years	rr_AverageAnnualReturnYear05	9.96%
Ten Years	rr_AverageAnnualReturnYear10	7.54%
Barclays U.S. Long Treasury Bond Index | Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.07%
Five Years	rr_AverageAnnualReturnYear05	9.96%
Ten Years	rr_AverageAnnualReturnYear10	7.54%
Barclays U.S. Corporate High Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.45%
Five Years	rr_AverageAnnualReturnYear05	9.03%
Ten Years	rr_AverageAnnualReturnYear10	7.74%
Barclays U.S. Corporate High Yield Bond Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.45%
Five Years	rr_AverageAnnualReturnYear05	9.03%
Ten Years	rr_AverageAnnualReturnYear10	7.74%
Barclays U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.11%
Ten Years	rr_AverageAnnualReturnYear10	4.85%
Barclays U.S. GNMA Bond Index | Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.11%
Ten Years	rr_AverageAnnualReturnYear10	4.85%
Barclays U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.17%
Five Years	rr_AverageAnnualReturnYear05	1.79%
Ten Years	rr_AverageAnnualReturnYear10	3.09%
Barclays U.S. 1-5 Year Treasury Bond Index | Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.17%
Five Years	rr_AverageAnnualReturnYear05	1.79%
Ten Years	rr_AverageAnnualReturnYear10	3.09%
Barclays U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.18%
Five Years	rr_AverageAnnualReturnYear05	1.75%
Ten Years	rr_AverageAnnualReturnYear10	3.12%
Barclays U.S. 1-5 Year Government Bond Index | Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.18%
Five Years	rr_AverageAnnualReturnYear05	1.75%
Ten Years	rr_AverageAnnualReturnYear10	3.12%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.95%
Five Years	rr_AverageAnnualReturnYear05	3.42%
Ten Years	rr_AverageAnnualReturnYear10	4.10%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.95%
Five Years	rr_AverageAnnualReturnYear05	3.42%
Ten Years	rr_AverageAnnualReturnYear10	4.10%
Barclays U.S. 1-5 Year Credit Bond Index | Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.95%
Five Years	rr_AverageAnnualReturnYear05	3.42%
Ten Years	rr_AverageAnnualReturnYear10	4.10%
Barclays U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.42%
Five Years	rr_AverageAnnualReturnYear05	5.28%
Ten Years	rr_AverageAnnualReturnYear10	5.23%
Barclays U.S. 5-10 Year Treasury Bond Index | Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.42%
Five Years	rr_AverageAnnualReturnYear05	5.28%
Ten Years	rr_AverageAnnualReturnYear10	5.23%
Barclays U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.38%
Five Years	rr_AverageAnnualReturnYear05	6.96%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Barclays U.S. 5-10 Year Credit Bond Index | Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.38%
Five Years	rr_AverageAnnualReturnYear05	6.96%
Ten Years	rr_AverageAnnualReturnYear10	5.84%
Barclays U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.22%
Five Years	rr_AverageAnnualReturnYear05	9.60%
Ten Years	rr_AverageAnnualReturnYear10	6.78%
Barclays U.S. Long Credit A or Better Bond Index | Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.22%
Five Years	rr_AverageAnnualReturnYear05	9.60%
Ten Years	rr_AverageAnnualReturnYear10	6.78%
High-Yield Corporate Composite Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.34%
Five Years	rr_AverageAnnualReturnYear05	8.47%
Ten Years	rr_AverageAnnualReturnYear10	none
High-Yield Corporate Composite Index | Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.34%
Five Years	rr_AverageAnnualReturnYear05	8.47%
Ten Years	rr_AverageAnnualReturnYear10	none